STAFF COSTS	12 Months Ended
Dec. 31, 2018
Disclosure Of Employee Benefits [Abstract]
STAFF COSTS

NOTE 3 – STAFF COSTS

USDm	2018	2017	2016
Total staff costs
Staff costs included in operating expenses	9.3	9.2	9.9
Staff costs included in administrative expenses	36.9	34.6	31.0
Total	46.2	43.8	40.9

Staff costs comprise the following
Wages and salaries	38.1	36.4	32.3
Share-based compensation	2.1	1.9	2.0
Pension costs	3.3	3.1	3.6
Other social security costs	0.6	0.3	0.4
Other staff costs	2.1	2.1	2.6
Total	46.2	43.8	40.9

Average number of permanent employees
Seafarers	111.7	130.6	137.0
Land-based	302.2	286.6	269.1
Total	413.9	417.2	406.1

Employee information

The majority of the staff on vessels are not employed by TORM. Staff costs included in operating expenses relate to the 112 seafarers (2017: 131, 2016: 137).

The average number of employees is calculated as a full-time equivalent (FTE).

The Executive Director is, in the event of termination by the Company, entitled to a severance payment of up to 12 months' salary.

USD '000	2018	2017	2016
Non-Executive Board and Committee Remuneration, short term
Christopher H. Boehringer	276	290	237
David Weinstein	182	174	131
Torben Janholt	171	174	132
Göran Trapp	171	174	158
Total	800	812	658

Executive Management

USD '000	Salary	Taxable benefits	Annual perfor- mance bonus	Total
Executive Management Remuneration
Jacob Meldgaard
2016, TORM A/S - restated 1)	834	41	559	1,434
2016, TORM plc1)	39	-	-	39
2017, TORM A/S1)	923	42	580	1,545
2017, TORM plc1)	81	-	-	81
2018, TORM A/S1)	983	44	425	1,452
2018, TORM plc1)	80	-	-	80

1)	Paid by legal entity as noted.

Key management personnel consists of the Boards of Directors and the Executive Director.

Senior Management Team

The aggregate compensation paid by the Group to the other members of the Senior Management Team (excluding Mr. Meldgaard) was USD 2,186,679 (2017: USD 1,987,726, 2016: USD 1,760,420), which includes an aggregate of USD 125,959 (2017: USD 112,236, 2016: USD 95,029) allocated for pensions for these individuals.

Long-Term Incentive Plan - RSUs granted in 2018:

	RSU LTIP grant 1)	Exercise price per share	RSU grant value assuming 100% vesting
LTIP element of Jacob Meldgaard's remuneration package 2018:
Jacob Meldgaard	766,035	DKK 53.7	USD 0.9m

1)	The LTIP award is fixed by the Board of Directors and was communicated via company announcement no. 10 of 25 April 2018. Therefore there is no minimum or maximum for 2018.

TORM operates an equity-settled, share-based compensation plan. The fair value of the employee services received in exchange for the grant of shares is recognized as expense and allocated over the vesting period. Employment in TORM throughout the period is in most cases a prerequisite for upholding the full vesting rights in the RSU programme. For good leavers subject to the Danish Stock Options Act, the RSU’s will vest in accordance with the vesting schedule, but for all other leavers, all unvested RSU’s shall be immediately forfeited for no consideration. Options are granted under the plan for no consideration and carry no dividend or voting rights.

TORM has in accordance with its Remuneration Policy granted the CEO a number of Restricted Share Units (RSUs), which was communicated in company announcement no. 2 dated 18 January 2016. A further communication, announcement no. 10 issued on 25 April 2018, detailed changes to the grant of RSUs as agreed to at the Annual General Meeting on 12 April 2018. There are no performance conditions associated with this grant of RSUs.

The original RSUs granted to the CEO in 2016 amounted to 1,276,725 units and vested over a five-year period, with one fifth of the grant amount vesting at each anniversary during the five-year period. The exercise price for the 2016 RSUs was DKK 96.3. As of 1 January 2017, one fifth of the original grant, amounting to 255,345, vested with an exercise period ending 31 December 2017. None of these RSUs were exercised. As of 1 January 2018, one fifth of the original grant, amounting to 255,345, vested with an exercise period ending 31 December 2018. None of these RSUs were exercised.

As detailed in announcement no. 10 issued on 25 April 2018, the CEO was granted a total of 766,035 RSUs with effect as of 1 January 2018, which will vest in equal installments over the next three years. The RSU grant corresponds to the unvested portion (60%) of the CEO’s original five-year grant from 2016. It has been agreed that the CEO will not exercise the original RSUs. The exercise price for each RSU granted in 2018 is DKK 53.7, corresponding to the average price of TORM shares during 90 calendar days preceding the approval at TORM plc’s Annual General Meeting on 12 April 2018 plus a 15% premium. Vested RSUs may be exercised for a period of 360 days from each vesting date.

The total value of the RSU allocation is calculated based on the Black-Scholes model and is included in the overall cost estimate for the Company’s Long-Term Incentive Program (LTIP) (cf. company announcements dated 18 January 2016, 8 March 2016 and 25 April 2018).

The value of the 2018 grant, USD 0.9m, is estimated taking into account that the CEO as part of the 2018-grant will not exercise the unvested portion of the 2016 grant. The valuation is based on the Black-Scholes model with an exercise price of DKK/share 53.7, and a market value of one TORM A-share of DKK 49.5 (the closing price per A-share at the time of the grant and assuming 100% vesting). The total value of the granted restricted shares was recognised in the income statement in 2018 and in a corresponding adjustment to Equity.

Long-term employee benefit obligations

The obligation comprises an obligation under the incentive programs to deliver Restricted Share Units in TORM plc at a determinable price to the entity's key personnel. The RSUs granted entitle the holder to acquire one TORM A-share.

The program was established during the year and comprises the following number of shares in TORM plc:

Number of shares (1,000)	2018	2017	2016

Outstanding as of 1 January	2,611.2	1,999.8	-
Granted during the period	907.3	866.6	2,127.4
Exercised during the period	-	-	-
Expired during the period	-764.0	-233.9	-
Forfeited during the period	-35.4	-21.3	-127.6
Outstanding as of 31 December	2,719.1	2,611.2	1,999.8

Exercisable as of 31 December	255.3	255.3	538.9

In 2017, the Board agreed to grant a total of 866.6 RSUs to other management. The RSUs to other management were subject to a three-year vesting period, with one third of the grant amount vesting at each anniversary date beginning on 1 January, 2018. The exercise price of each vested RSU is following certain adjustments for dividends at DKK 93.6 and an exercise period of six months.

In 2018, the Board agreed to grant a total of 944,468 RSU’s to other management. The vesting period of the program is three years for key employees and three years for the Executive Director. The exercise price is set to DKK 53.7. The exercise period is 12 months after the vesting date for key employees and 12 months after the vesting date for the Executive Director. The fair value of the options granted in 2018 was determined using the Black-Scholes model and is not material. The average remaining contractual life for the restricted shares as per 31 December 2018 is 1.1 years (2017: 1.3 years).